Share Purchase Warrants (Details 7) - Equity-classified warrants [Member]	12 Months Ended
	Jan. 31, 2025 $ / shares	Jan. 31, 2024 $ / shares	Jan. 31, 2024 $ / shares
Statement [Line Items]
Fair values of common shares on grant date			$ 0.085
Fair values of warrants on grant dates			$ 0.05
Expected lives	2 years	2 years	2 years
Exercise prices | (per share)	$ 0.10	$ 0.10
Dates of grant	February 29, March 28 and April 30, 2024	March 14 and August 31, 2023	March 14 and August 31, 2023
Minimum [Member]
Statement [Line Items]
Risk free interest rates	4.13%	3.72%	3.72%
Volatilities	114.00%	112.00%	112.00%
Fair values of common shares on grant date	$ 0.085
Fair values of warrants on grant dates	$ 0.05
Maximum [Member]
Statement [Line Items]
Risk free interest rates	4.33%	4.64%	4.64%
Volatilities	115.00%	114.00%	114.00%
Fair values of common shares on grant date	$ 0.10
Fair values of warrants on grant dates	$ 0.06